Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings
	December 31, 2014	December 31, 2013
Term Loan B facility	$ 433,389	$ 437,778
Credit facilities	153,349	100,020
Total borrowings	$ 586,738	$ 537,798
Less: Unamortized discount	(3,459)	(4,474)
Less: current portion, net of unamortized discount	(18,638)	(5,358)
Total long-term borrowings, net of unamortized discount	$ 564,641	$ 527,966

Maturities of Long Term Debt
Year	Amount
2015	$ 19,642
2016	26,124
2017	81,936
2018	425,723
2019	33,313
$ 586,738